IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Risk-rated Portfolios Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 861,193	$ 756,150
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	486,558	406,903
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	781,843	691,864
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	416,870	351,600
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	336,100	276,817
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,645	72,613
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,730	1,239
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,039	579
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	416,514	351,248
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	416,514	351,248
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Strong [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	265	246
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Good [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	71	85
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Satisfactory [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20	21
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Slotted exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	356	352
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	206,729	142,666
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	69,586	68,790
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	104,369	110,596
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	34,483	27,733
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,347	1,463
Corporate segment [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	362,179	332,731
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	316,435	292,617
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	106,633
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,600
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,730
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,039
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	185,002
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	185,002
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,704
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	56,615
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	84,108
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	33,301
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,274
Sovereign [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	206,741	118,882
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	184,075	105,579
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	147,438
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	781
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	148,219
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	148,219
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	136,968
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,881
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,010
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	289
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	71
Banks [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	105,470	112,705
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	104,192	$ 110,819
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	82,029
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,264
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	83,293
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	83,293
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	60,057
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,090
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,251
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	893
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 2